UNAUDITED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Excluding Life Funds Withheld Assets	Life Funds Withheld Assets	Ordinary shares	Additional Paid in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Excluding Life Funds Withheld Assets	Accumulated Other Comprehensive Income (Loss) Life Funds Withheld Assets	Retained Earnings (Deficit)	Non-controlling Interest in Equity of Consolidated Subsidiaries
Balance, beginning of year at Dec. 31, 2012				$ 2,987	$ 8,584,752	$ 1,520,020			$ 402,319	$ 1,346,325
Issuance of ordinary shares				13	29
Buybacks of ordinary shares				(226)	(639,292)				(36,098)
Exercise of stock options				9
Exercise of stock options, net of tax					12,614
Share based compensation expense					35,997				0
Change in net unrealized gains (losses) on investments, net of tax		$ (750,755)	$ 0				$ (750,755)	$ 0
Change in adjustments related to future policy benefit reserves, net of tax	$ (44,660)					(44,660)
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	26,637					26,637
Change in underfunded pension liability, net of tax	7,653					7,653
Change in value of cash flow hedge	439					439
Foreign currency translation adjustments, net of tax	(54,858)					(54,858)
Net income (loss) attributable to ordinary shareholders	1,059,916								1,059,916
Dividends on ordinary shares									(162,044)
Non-controlling interests - contributions										7,747
Non-controlling interests - distributions										(37)
Non-controlling interests										(500)
Non-controlling interest share in change in accumulated other comprehensive income (loss)										(29)
Balance, end of year at Dec. 31, 2013	11,349,298			2,783	7,994,100	736,657			1,264,093	1,351,665
Issuance of ordinary shares				12	27
Buybacks of ordinary shares				(247)	(708,993)				(92,713)
Exercise of stock options				4
Exercise of stock options, net of tax					6,363
Share based compensation expense					67,605				0
Change in net unrealized gains (losses) on investments, net of tax		434,051	274,083				434,051	274,083
Change in adjustments related to future policy benefit reserves, net of tax	(400,456)					(400,456)
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	35,143					35,143
Change in underfunded pension liability, net of tax	(7,550)					(7,550)
Change in value of cash flow hedge	255					255
Foreign currency translation adjustments, net of tax	(25,729)					(25,729)
Net income (loss) attributable to ordinary shareholders	188,340								188,340
Dividends on ordinary shares									(172,081)
Non-controlling interests - contributions										48,261
Non-controlling interests - distributions										(1,666)
Non-controlling interests										3,755
Non-controlling interest share in change in accumulated other comprehensive income (loss)										0
Balance, end of year at Dec. 31, 2014	11,435,766			2,552	7,359,102	1,484,458			1,187,639	1,402,015
Issuance of ordinary shares				15	6
Buybacks of ordinary shares				(1)	(1,573)				(393)
Exercise of stock options				1
Exercise of stock options, net of tax					1,771
Share based compensation expense					1,832				(6,746)
Change in net unrealized gains (losses) on investments, net of tax		60,345	37,115				60,345	37,115
Change in adjustments related to future policy benefit reserves, net of tax	60,356					60,356
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	15,865					15,865
Change In Otti Losses Recognized In Other Comprehensive Income Net Of Tax	9,858					9,858
Change in underfunded pension liability, net of tax	975					975
Change in value of cash flow hedge	95					95
Foreign currency translation adjustments, net of tax	36,103					36,103
Net income (loss) attributable to ordinary shareholders	36,281								36,281
Dividends on ordinary shares									(41,599)
Non-controlling interests - contributions										2,569
Non-controlling interests - distributions										(4,175)
Non-controlling interests										1,957
Non-controlling interest share in change in accumulated other comprehensive income (loss)										0
Balance, end of year at Mar. 31, 2015	11,646,423			2,567	7,361,138	1,705,170			1,175,182	1,402,366
Balance, beginning of year at Dec. 31, 2014	11,435,766			2,552	7,359,102	1,484,458			1,187,639	1,402,015
Issuance of ordinary shares				515	1,851,046
Buybacks of ordinary shares				(125)	(370,395)				(98,451)
Exercise of stock options				5
Exercise of stock options, net of tax					9,972
Share based compensation expense					60,442				(7,177)
Change in net unrealized gains (losses) on investments, net of tax		(530,030)	(421,604)				(530,030)	(421,604)
Change in adjustments related to future policy benefit reserves, net of tax	170,688					170,688
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	(6,074)					(6,074)
Change in underfunded pension liability, net of tax	(3,852)					(3,852)
Change in value of cash flow hedge	(200)					(200)
Foreign currency translation adjustments, net of tax	(25,315)					(25,315)
Net income (loss) attributable to ordinary shareholders	1,207,152								1,207,152
Dividends on ordinary shares									(211,814)
Non-controlling interests - contributions										23,610
Non-controlling interests - distributions										(19,001)
Non-controlling interests										7,466
Non-controlling interest share in change in accumulated other comprehensive income (loss)										1,009
Balance, end of year at Dec. 31, 2015	13,654,463			2,947	8,910,167	686,616			2,077,349	1,977,384
Issuance of ordinary shares				15	7
Buybacks of ordinary shares				(99)	(301,354)				(54,447)
Exercise of stock options				0
Exercise of stock options, net of tax					490
Share based compensation expense					(584)				(3,475)
Change in net unrealized gains (losses) on investments, net of tax		$ 363,883	$ 51,990				$ 363,883	$ 51,990
Change in adjustments related to future policy benefit reserves, net of tax	17,035					17,035
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	(9,707)					(9,707)
Change In Otti Losses Recognized In Other Comprehensive Income Net Of Tax	2,267					2,267
Change in underfunded pension liability, net of tax	(1,049)					(1,049)
Change in value of cash flow hedge	(39)					(39)
Foreign currency translation adjustments, net of tax	(16,439)					(16,439)
Net income (loss) attributable to ordinary shareholders	21,885								21,885
Dividends on ordinary shares									(58,714)
Non-controlling interests - contributions										882
Non-controlling interests - distributions										(3,030)
Non-controlling interests										3,679
Non-controlling interest share in change in accumulated other comprehensive income (loss)										59
Balance, end of year at Mar. 31, 2016	$ 13,667,718			$ 2,863	$ 8,608,726	$ 1,094,557			$ 1,982,598	$ 1,978,974